Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Infrastructure Capital Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Equity Income ETF
Class Name	Infrastructure Capital Equity Income ETF
Trading Symbol	ICAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://infracapfund.com/ICAP. You can also request this information by contacting us at 1-800-617-0004.
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Equity Income ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://infracapfund.com/ICAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Infrastructure Capital Equity Income ETF	$106	2.04%
[1]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.04%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 108,632,148
Holdings Count | $ / shares	158
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$108,632,148
Number of Holdings	158
Portfolio Turnover	133%
30-Day SEC Yield	3.40%
30-Day SEC Yield Unsubsidized	3.40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Capital Markets	10.6%
Semiconductors & Semiconductor Equipment	9.1%
Household Durables	7.8%
Oil, Gas & Consumable Fuels	6.5%
Software	6.4%
Banks	6.4%
Electric Utilities	6.2%
Mortgage REITs	5.4%
Beverages	4.4%
All Other Industries	37.2%

Top 10 Issuers	(% of net assets)
KKR & Co., Inc.	4.6%
Citizens Financial Group, Inc.	4.6%
Toll Brothers, Inc.	4.6%
Oracle Corp.	4.4%
Marvell Technology, Inc.	4.2%
Celsius Holdings, Inc.	4.1%
Lennar Corp.	4.1%
Lockheed Martin Corp.	3.9%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.5%

Security Type	(% of net assets)
Common Stocks	105.4%
Preferred Stocks	8.2%
Baby Bonds	5.2%
Convertible Preferred Stocks	5.0%
Purchased Options	0.4%
Written Options	(0.4)%
Cash & Other	(23.8)%

Updated Prospectus Web Address	https://infracapfund.com/ICAP
Infrastructure Capital Small Cap Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Small Cap Income ETF
Class Name	Infrastructure Capital Small Cap Income ETF
Trading Symbol	SCAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://www.infracapfund.com/SCAP. You can also request this information by contacting us at 1-800-617-0004.
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Small Cap Income ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.infracapfund.com/SCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Infrastructure Capital Small Cap Income ETF	$95	1.81%
[2]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 20,337,918
Holdings Count | $ / shares	114
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$20,337,918
Number of Holdings	114
Portfolio Turnover	80%
30-Day SEC Yield	4.30%
30-Day SEC Yield Unsubsidized	4.30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Banks	8.9%
Capital Markets	8.4%
Aerospace & Defense	8.3%
Household Durables	6.4%
Hotels, Restaurants & Leisure	5.8%
Mortgage REITs	5.6%
Metals & Mining	4.1%
Exchange Traded Funds	1.0%
Cash Equivalents	0.1%
All Other Industries	51.4%

Top 10 Issuers	(% of net assets)
Toll Brothers, Inc.	4.3%
StoneX Group, Inc.	4.3%
Hudbay Minerals, Inc.	4.2%
Celsius Holdings, Inc.	3.9%
AGNC Investment Corp.	3.6%
CECO Environmental Corp.	3.5%
Huntington Ingalls Industries, Inc.	3.4%
Bank of NT Butterfield & Son Ltd.	3.3%
Moog, Inc.	3.3%
Herc Holdings, Inc.	3.3%

Security Type	(% of net assets)
Common Stocks	103.0%
Convertible Preferred Stocks	8.9%
Preferred Stocks	8.5%
Exchange Traded Funds	1.0%
Baby Bonds	0.2%
Purchased Options	0.2%
Money Market Funds	0.2%
Written Options	(0.4)%
Cash & Other	(21.6)%

Updated Prospectus Web Address	https://www.infracapfund.com/SCAP
Infrastructure Capital Bond Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Bond Income ETF
Class Name	Infrastructure Capital Bond Income ETF
Trading Symbol	BNDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://www.infracapfund.com/BNDS. You can also request this information by contacting us at 1-800-617-0004.
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Bond Income ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.infracapfund.com/BNDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Infrastructure Capital Bond Income ETF	$46	0.90%
[3]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 69,660,646
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$69,660,646
Number of Holdings	74
Portfolio Turnover	29%
30-Day SEC Yield	7.17%
30-Day SEC Yield Unsubsidized	7.17%
Effective Duration	3.73

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Lessors of Real Estate	14.4%
Other Financial Investment Activities	7.2%
Communication Services	6.1%
Oil and Gas Extraction	6.0%
Business Support Services	5.1%
Consumer Discretionary	4.5%
Financials	4.5%
Consumer Staples	4.1%
Exchange Traded Funds	1.1%
All Other Industries	47.0%

Top 10 Issuers	(% of net assets)
Land O’ Lakes, Inc.	4.1%
Rithm Capital Corp.	3.9%
ILFC E-Capital Trust II	3.8%
Chemours Co.	3.8%
BW Real Estate, Inc.	3.7%
SBL Holdings, Inc.	3.5%
Freedom Mortgage Corp.	3.4%
Venture Global LNG, Inc.	3.3%
Sunoco LP	3.2%
Plains All American Pipeline LP	3.2%

Security Type	(% of net assets)
Corporate Bonds	76.0%
Preferred Stocks	12.1%
Baby Bonds	10.2%
Exchange Traded Funds	1.1%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.infracapfund.com/BNDS
Infrastructure Capital Nasdaq Option Income ETF
Shareholder Report [Line Items]
Fund Name	Infrastructure Capital Nasdaq Option Income ETF
Class Name	Infrastructure Capital Nasdaq Option Income ETF
Trading Symbol	QVOL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	You can find additional information about the Fund at https://www.infracapfund.com/QVOL. You can also request this information by contacting us at 1-800-617-0004.
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Infrastructure Capital Nasdaq Option Income ETF for the period of May 12, 2026, to May 31, 2026.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.infracapfund.com/QVOL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Infrastructure Capital Nasdaq Option Income ETF	$4	0.80%
[4],[5]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.80%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).

Net Assets	$ 7,776,817
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$7,776,817
Number of Holdings	62
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(% of net investments)
Semiconductors & Semiconductor Equipment	41.6%
Software	16.1%
Interactive Media & Services	12.0%
Broadline Retail	8.7%
Technology Hardware, Storage & Peripherals	4.9%
Hotels, Restaurants & Leisure	3.9%
Entertainment	2.3%
Biotechnology	1.7%
Cash Equivalents	3.4%
All Other Industries	5.4%

Top 10 Issuers	(% of net assets)
Alphabet, Inc.	9.1%
NVIDIA Corp.	8.2%
Amazon.com, Inc.	7.3%
Advanced Micro Devices, Inc.	6.0%
Microsoft Corp.	4.7%
Micron Technology, Inc.	4.4%
Marvell Technology, Inc.	4.2%
Broadcom, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Oracle Corp.	2.9%

Security Type	(% of net assets)
Common Stocks	97.4%
Money Market Funds	3.4%
Cash & Other	(0.8)%

Updated Prospectus Web Address	https://www.infracapfund.com/QVOL

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses may have been higher if the Fund had been in operation for the full six-month period.